REPORTING ENTITY - Other events - Loan Portfolio (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Loans and receivables	$ 206,447,165	$ 182,128,114
Loan portfolio, variation	24,319,051
Other receivables	15,339,394	11,988,764
Other receivables, variation	3,350,630
Loan portfolio
Disclosure of financial assets [line items]
Loans and receivables	206,447,165	182,128,114
Commercial loans
Disclosure of financial assets [line items]
Loans and receivables	115,680,616
Commercial lending portfolio
Disclosure of financial assets [line items]
Loans and receivables	110,986,938	98,936,699
Loan portfolio, variation	12,050,239
Interbank and overnight funds
Disclosure of financial assets [line items]
Loans and receivables	4,693,678	2,718,961
Loan portfolio, variation	1,974,717
Loans to consumers
Disclosure of financial assets [line items]
Loans and receivables	65,835,457	59,840,451
Loan portfolio, variation	5,995,006
Mortgages
Disclosure of financial assets [line items]
Loans and receivables	24,558,771	20,221,683
Loan portfolio, variation	4,337,088
Microcredit
Disclosure of financial assets [line items]
Loans and receivables	372,321	$ 410,320
Loan portfolio, variation	$ (37,999)